Acquisitions	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Acquisitions	ACQUISITIONS
We acquire stock in companies and various assets that continue to support our capital deployment and product development
strategies. Cash paid for acquisitions, net of cash acquired was
$4,960 and $1,628 in 2025 and 2024.
In February 2025 we completed the acquisition of Inari for $80 per share, or an aggregate purchase price of $4,810, net of cash acquired. Inari's product portfolio includes minimally invasive products for the treatment of venous thromboembolism. Inari is part of our Peripheral Vascular business within MedSurg and
Neurotechnology. The purchase price allocation for Inari is based on preliminary valuations, primarily related to developed
technologies and customer relationships. Goodwill attributable to the acquisition reflects the strategic benefits of expanding our market presence, diversifying our product portfolio and advancing innovations. This goodwill is not deductible for tax purposes.
Share-based awards for Inari employees vested upon our
acquisition and a charge of $139 was recorded in selling, general and administrative expenses in 2025.
In 2024 we completed various acquisitions for total consideration that includes $1,628 in upfront payments, net of cash acquired, and $400 contingent upon the achievement of certain commercial or clinical milestones. The combined acquisition-date fair values of the contingent milestone payments totaled $208. The acquired companies expand the product portfolios of our Instruments,
Endoscopy, Medical and Neuro Cranial businesses within
MedSurg and Neurotechnology and our Trauma and Extremities
and Joint Replacement businesses within Orthopaedics. Goodwill attributable to the acquisitions reflects the strategic benefits of expanding our market presence, diversifying our product portfolio and advancing innovations. This goodwill is not deductible for tax purposes.
The purchase price allocations for Inari and the acquisitions completed in the full year 2024 are:

Purchase Price Allocation of Acquired Net Assets
	2025	2024
	Inari	Total
Tangible assets acquired:
Accounts receivable	$78	$40
Inventory	215	99
Deferred income tax assets	59	49
Other assets	84	26
Debt	—	(32)
Deferred income tax liabilities	(486)	(204)
Other liabilities	(191)	(107)
Intangible assets:
Developed technologies	1,458	596
Customer relationships	330	215
Patents	—	6
Trademarks	—	2
Other intangibles	72	—
Goodwill	3,191	1,146
Purchase price, net of cash acquired of $64 and $56	$4,810	$1,836
Weighted-average amortization period at acquisition (years):
Developed technologies	13	12
Customer relationships	13	14
Patents	—	12
Trademarks	—	5
Other intangibles	9	—